Provisions and other non-current liabilities (Details 3) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Environmental provision, fiscal year maturity [abstract]
Due within two years	$ 94
Due later than two years, but within five years	199
Due later than five years, but within ten years	275
Due after ten years	48
Total environmental remediation liability provisions	$ 616	$ 809	$ 714	$ 692